Document and Entity Information	12 Months Ended
Apr. 02, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	MASSMUTUAL SELECT FUNDS
Central Index Key	0000916053
Amendment Flag	false
Document Creation Date	Aug 1, 2012
Document Effective Date	Aug 1, 2012
Prospectus Date	Apr 2, 2012

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the RetireSMARTSM Conservative Fund found on page 5 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	30.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.5%
Select Fundamental Value (Wellington Management)	1.5%
Select Large Cap Value (Davis)	0.2%
Premier Value (OFI Institutional)	0.0%	*
Premier Disciplined Value (Babson Capital)	3.1%
Select Focused Value (Harris)	2.1%
Select Fundamental Growth (Wellington Management)	0.9%
Select Blue Chip Growth (T. Rowe Price)	0.7%
Select Growth Opportunities (Sands Capital/Delaware Management)	0.6%
Premier Disciplined Growth (Babson Capital)	3.0%
Select Mid-Cap Value (NFJ/Systematic)	1.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.0%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.9%
Select Small Company Growth (The Boston Company/Eagle)	0.5%
Oppenheimer Real Estate (OFI)	2.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.1%
Select Overseas (J.P. Morgan/MFS/Harris)	2.5%
Premier International Equity (OFI Institutional)	1.1%
Premier Focused International (Baring)	0.5%
Premier Strategic Emerging Markets (Baring)	2.0%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	67.7%
Premier Money Market (Babson Capital)	0.5%
Premier Short-Duration Bond (Babson Capital)	19.3%
Premier Inflation-Protected and Income (Babson Capital)	8.0%
Premier Core Bond (Babson Capital)	27.5%
Select PIMCO Total Return (PIMCO)	2.2%
Select Strategic Bond (Western Asset)	4.6%
Premier High Yield (Babson Capital)	3.1%
Premier International Bond (Baring)	2.5%

Other Funds	2.5%
Oppenheimer Commodity Strategy Total Return (OFI)	1.9%
Select BlackRock Global Allocation (BlackRock)	0.6%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Fund found on page 11 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.1%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.5%
Select Fundamental Value (Wellington Management)	3.3%
Select Large Cap Value (Davis)	0.6%
Premier Value (OFI Institutional)	0.0%	*
Premier Disciplined Value (Babson Capital)	5.4%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	1.2%
Select Blue Chip Growth (T. Rowe Price)	1.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	1.9%
Premier Disciplined Growth (Babson Capital)	6.0%
Select Mid-Cap Value (NFJ/Systematic)	3.6%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	3.5%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	1.4%
Select Small Company Growth (The Boston Company/Eagle)	1.1%
Oppenheimer Real Estate (OFI)	3.3%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.8%
Select Overseas (J.P. Morgan/MFS/Harris)	6.7%
Premier International Equity (OFI Institutional)	2.3%
Premier Focused International (Baring)	1.1%
Premier Strategic Emerging Markets (Baring)	2.9%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	39.0%
Premier Money Market (Babson Capital)	0.2%
Premier Short-Duration Bond (Babson Capital)	6.5%
Premier Inflation-Protected and Income (Babson Capital)	3.9%
Premier Core Bond (Babson Capital)	21.1%
Select PIMCO Total Return (PIMCO)	1.3%

Select Strategic Bond (Western Asset)	2.2%
Premier High Yield (Babson Capital)	2.5%
Premier International Bond (Baring)	1.3%

Other Funds	4.2%
Oppenheimer Commodity Strategy Total Return (OFI)	3.1%
Select BlackRock Global Allocation (BlackRock)	1.1%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Growth Fund found on page 17 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	79.9%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.0%
Select Fundamental Value (Wellington Management)	5.2%
Select Large Cap Value (Davis)	0.9%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.6%
Select Focused Value (Harris)	2.0%
Select Fundamental Growth (Wellington Management)	2.2%
Select Blue Chip Growth (T. Rowe Price)	2.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	3.3%
Premier Disciplined Growth (Babson Capital)	9.1%
Select Mid-Cap Value (NFJ/Systematic)	4.3%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.2%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	4.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.1%
Select Small Company Growth (The Boston Company/Eagle)	1.8%
Oppenheimer Real Estate (OFI)	3.5%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.7%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Institutional)	3.1%
Premier Focused International (Baring)	1.3%
Premier Strategic Emerging Markets (Baring)	3.6%
Oppenheimer Developing Markets Fund (OFI)	0.8%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Short-Duration Bond (Babson Capital)	1.8%
Premier Inflation-Protected and Income (Babson Capital)	0.9%

Premier Core Bond (Babson Capital)	8.5%
Select PIMCO Total Return (PIMCO)	0.8%
Select Strategic Bond (Western Asset)	1.0%
Premier High Yield (Babson Capital)	1.4%
Premier International Bond (Baring)	0.9%

Other Funds	4.8%
Oppenheimer Commodity Strategy Total Return (OFI)	3.7%
Select BlackRock Global Allocation (BlackRock)	1.1%

The following information replaces similar information for the RetireSMARTSM Growth Fund found on page 23 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.7%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	5.2%
Select Fundamental Value (Wellington Management)	6.9%
Select Large Cap Value (Davis)	1.4%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.3%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	2.7%
Select Blue Chip Growth (T. Rowe Price)	4.0%
Select Growth Opportunities (Sands Capital/Delaware Management)	4.1%
Premier Disciplined Growth (Babson Capital)	9.8%
Select Mid-Cap Value (NFJ/Systematic)	5.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.1%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.9%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	5.1%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.3%
Select Small Company Growth (The Boston Company/Eagle)	2.0%
Oppenheimer Real Estate (OFI)	4.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	4.7%
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%
Premier International Equity (OFI Institutional)	3.4%
Premier Focused International (Baring)	1.7%
Premier Strategic Emerging Markets (Baring)	4.6%
Oppenheimer Developing Markets Fund (OFI)	0.7%

Fixed Income & Short Term/Money Market Funds	3.1%
Premier Short-Duration Bond (Babson Capital)	0.3%
Premier Inflation-Protected and Income (Babson Capital)	0.2%
Premier Core Bond (Babson Capital)	1.1%
Select PIMCO Total Return (PIMCO)	0.1%

Select Strategic Bond (Western Asset)	0.5%
Premier High Yield (Babson Capital)	0.5%
Premier International Bond (Baring)	0.4%

Other Funds	4.1%
Oppenheimer Commodity Strategy Total Return (OFI)	4.0%
Select BlackRock Global Allocation (BlackRock)	0.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM In Retirement Fund found on page 29 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	33.7%

Fixed Income & Short Term/Money Market Funds	64.1%
Premier Short-Duration Bond (Babson Capital)	20.5%
Premier Inflation-Protected and Income (Babson Capital)	11.3%
Premier Core Bond (Babson Capital)	20.2%

Other Funds	2.2%

The following information replaces similar information for the RetireSMARTSM2010 Fund found on page 35 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	46.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.2%

Fixed Income & Short Term/Money Market Funds	51.1%
Premier Short-Duration Bond (Babson Capital)	12.3%
Premier Inflation-Protected and Income (Babson Capital)	8.6%
Premier Core Bond (Babson Capital)	18.8%

Other Funds	2.4%

The following information replaces similar information for the RetireSMARTSM2015 Fund found on page 41 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.4%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.3%

Fixed Income & Short Term/Money Market Funds	39.8%
Premier Short-Duration Bond (Babson Capital)	7.1%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	15.3%

Other Funds	2.8%

The following information replaces similar information for the RetireSMARTSM2020 Fund found on page 47 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	68.2%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	7.7%
Premier Disciplined Value (Babson Capital)	7.1%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.5%

Fixed Income & Short Term/Money Market Funds	28.9%
Premier Core Bond (Babson Capital)	10.9%

Other Funds	2.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM2025 Fund found on page 53 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	76.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%

Fixed Income & Short Term/Money Market Funds	19.9%
Premier Core Bond Fund (Babson Capital)	6.5%

Other Funds	3.5%

The following information replaces similar information for the RetireSMARTSM2030 Fund found on page 59 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	81.4%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.9%
Premier Disciplined Growth (Babson Capital)	7.2%
Premier Disciplined Value (Babson Capital)	6.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Core Bond Fund (Babson Capital)	5.3%

Other Funds	3.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM2035 Fund found on page 65 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.5%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	11.9%

Other Funds	3.6%

The following information replaces similar information for the RetireSMARTSM2040 Fund found on page 71 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.2%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.4%
Premier Disciplined Growth (Babson Capital)	7.1%
Premier Disciplined Value (Babson Capital)	6.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	10.4%

Other Funds	3.4%

The following information replaces similar information for the RetireSMARTSM2045 Fund found on page 77 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.7%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	7.0%
Premier Disciplined Value (Babson Capital)	6.7%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.7%

The following information replaces similar information for the RetireSMARTSM2050 Fund found on page 83 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.8%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	6.9%
Premier Disciplined Value (Babson Capital)	6.5%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.6%

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective August 24, 2012, the name of the Indexed Equity Fund will be changed to the MM S&P 500® Index Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the RetireSMARTSM Conservative Fund found on page 5 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	30.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.5%
Select Fundamental Value (Wellington Management)	1.5%
Select Large Cap Value (Davis)	0.2%
Premier Value (OFI Institutional)	0.0%	*
Premier Disciplined Value (Babson Capital)	3.1%
Select Focused Value (Harris)	2.1%
Select Fundamental Growth (Wellington Management)	0.9%
Select Blue Chip Growth (T. Rowe Price)	0.7%
Select Growth Opportunities (Sands Capital/Delaware Management)	0.6%
Premier Disciplined Growth (Babson Capital)	3.0%
Select Mid-Cap Value (NFJ/Systematic)	1.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.0%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.9%
Select Small Company Growth (The Boston Company/Eagle)	0.5%
Oppenheimer Real Estate (OFI)	2.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.1%
Select Overseas (J.P. Morgan/MFS/Harris)	2.5%
Premier International Equity (OFI Institutional)	1.1%
Premier Focused International (Baring)	0.5%
Premier Strategic Emerging Markets (Baring)	2.0%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	67.7%
Premier Money Market (Babson Capital)	0.5%
Premier Short-Duration Bond (Babson Capital)	19.3%
Premier Inflation-Protected and Income (Babson Capital)	8.0%
Premier Core Bond (Babson Capital)	27.5%
Select PIMCO Total Return (PIMCO)	2.2%
Select Strategic Bond (Western Asset)	4.6%
Premier High Yield (Babson Capital)	3.1%
Premier International Bond (Baring)	2.5%

Other Funds	2.5%
Oppenheimer Commodity Strategy Total Return (OFI)	1.9%
Select BlackRock Global Allocation (BlackRock)	0.6%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Fund found on page 11 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.1%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.5%
Select Fundamental Value (Wellington Management)	3.3%
Select Large Cap Value (Davis)	0.6%
Premier Value (OFI Institutional)	0.0%	*
Premier Disciplined Value (Babson Capital)	5.4%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	1.2%
Select Blue Chip Growth (T. Rowe Price)	1.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	1.9%
Premier Disciplined Growth (Babson Capital)	6.0%
Select Mid-Cap Value (NFJ/Systematic)	3.6%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	3.5%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	1.4%
Select Small Company Growth (The Boston Company/Eagle)	1.1%
Oppenheimer Real Estate (OFI)	3.3%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.8%
Select Overseas (J.P. Morgan/MFS/Harris)	6.7%
Premier International Equity (OFI Institutional)	2.3%
Premier Focused International (Baring)	1.1%
Premier Strategic Emerging Markets (Baring)	2.9%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	39.0%
Premier Money Market (Babson Capital)	0.2%
Premier Short-Duration Bond (Babson Capital)	6.5%
Premier Inflation-Protected and Income (Babson Capital)	3.9%
Premier Core Bond (Babson Capital)	21.1%
Select PIMCO Total Return (PIMCO)	1.3%

Select Strategic Bond (Western Asset)	2.2%
Premier High Yield (Babson Capital)	2.5%
Premier International Bond (Baring)	1.3%

Other Funds	4.2%
Oppenheimer Commodity Strategy Total Return (OFI)	3.1%
Select BlackRock Global Allocation (BlackRock)	1.1%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Growth Fund found on page 17 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	79.9%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.0%
Select Fundamental Value (Wellington Management)	5.2%
Select Large Cap Value (Davis)	0.9%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.6%
Select Focused Value (Harris)	2.0%
Select Fundamental Growth (Wellington Management)	2.2%
Select Blue Chip Growth (T. Rowe Price)	2.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	3.3%
Premier Disciplined Growth (Babson Capital)	9.1%
Select Mid-Cap Value (NFJ/Systematic)	4.3%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.2%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	4.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.1%
Select Small Company Growth (The Boston Company/Eagle)	1.8%
Oppenheimer Real Estate (OFI)	3.5%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.7%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Institutional)	3.1%
Premier Focused International (Baring)	1.3%
Premier Strategic Emerging Markets (Baring)	3.6%
Oppenheimer Developing Markets Fund (OFI)	0.8%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Short-Duration Bond (Babson Capital)	1.8%
Premier Inflation-Protected and Income (Babson Capital)	0.9%

Premier Core Bond (Babson Capital)	8.5%
Select PIMCO Total Return (PIMCO)	0.8%
Select Strategic Bond (Western Asset)	1.0%
Premier High Yield (Babson Capital)	1.4%
Premier International Bond (Baring)	0.9%

Other Funds	4.8%
Oppenheimer Commodity Strategy Total Return (OFI)	3.7%
Select BlackRock Global Allocation (BlackRock)	1.1%

The following information replaces similar information for the RetireSMARTSM Growth Fund found on page 23 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.7%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	5.2%
Select Fundamental Value (Wellington Management)	6.9%
Select Large Cap Value (Davis)	1.4%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.3%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	2.7%
Select Blue Chip Growth (T. Rowe Price)	4.0%
Select Growth Opportunities (Sands Capital/Delaware Management)	4.1%
Premier Disciplined Growth (Babson Capital)	9.8%
Select Mid-Cap Value (NFJ/Systematic)	5.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.1%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.9%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	5.1%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.3%
Select Small Company Growth (The Boston Company/Eagle)	2.0%
Oppenheimer Real Estate (OFI)	4.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	4.7%
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%
Premier International Equity (OFI Institutional)	3.4%
Premier Focused International (Baring)	1.7%
Premier Strategic Emerging Markets (Baring)	4.6%
Oppenheimer Developing Markets Fund (OFI)	0.7%

Fixed Income & Short Term/Money Market Funds	3.1%
Premier Short-Duration Bond (Babson Capital)	0.3%
Premier Inflation-Protected and Income (Babson Capital)	0.2%
Premier Core Bond (Babson Capital)	1.1%
Select PIMCO Total Return (PIMCO)	0.1%

Select Strategic Bond (Western Asset)	0.5%
Premier High Yield (Babson Capital)	0.5%
Premier International Bond (Baring)	0.4%

Other Funds	4.1%
Oppenheimer Commodity Strategy Total Return (OFI)	4.0%
Select BlackRock Global Allocation (BlackRock)	0.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM In Retirement Fund found on page 29 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	33.7%

Fixed Income & Short Term/Money Market Funds	64.1%
Premier Short-Duration Bond (Babson Capital)	20.5%
Premier Inflation-Protected and Income (Babson Capital)	11.3%
Premier Core Bond (Babson Capital)	20.2%

Other Funds	2.2%

The following information replaces similar information for the RetireSMARTSM2010 Fund found on page 35 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	46.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.2%

Fixed Income & Short Term/Money Market Funds	51.1%
Premier Short-Duration Bond (Babson Capital)	12.3%
Premier Inflation-Protected and Income (Babson Capital)	8.6%
Premier Core Bond (Babson Capital)	18.8%

Other Funds	2.4%

The following information replaces similar information for the RetireSMARTSM2015 Fund found on page 41 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.4%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.3%

Fixed Income & Short Term/Money Market Funds	39.8%
Premier Short-Duration Bond (Babson Capital)	7.1%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	15.3%

Other Funds	2.8%

The following information replaces similar information for the RetireSMARTSM2020 Fund found on page 47 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	68.2%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	7.7%
Premier Disciplined Value (Babson Capital)	7.1%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.5%

Fixed Income & Short Term/Money Market Funds	28.9%
Premier Core Bond (Babson Capital)	10.9%

Other Funds	2.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM2025 Fund found on page 53 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	76.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%

Fixed Income & Short Term/Money Market Funds	19.9%
Premier Core Bond Fund (Babson Capital)	6.5%

Other Funds	3.5%

The following information replaces similar information for the RetireSMARTSM2030 Fund found on page 59 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	81.4%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.9%
Premier Disciplined Growth (Babson Capital)	7.2%
Premier Disciplined Value (Babson Capital)	6.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Core Bond Fund (Babson Capital)	5.3%

Other Funds	3.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM2035 Fund found on page 65 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.5%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	11.9%

Other Funds	3.6%

The following information replaces similar information for the RetireSMARTSM2040 Fund found on page 71 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.2%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.4%
Premier Disciplined Growth (Babson Capital)	7.1%
Premier Disciplined Value (Babson Capital)	6.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	10.4%

Other Funds	3.4%

The following information replaces similar information for the RetireSMARTSM2045 Fund found on page 77 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.7%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	7.0%
Premier Disciplined Value (Babson Capital)	6.7%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.7%

The following information replaces similar information for the RetireSMARTSM2050 Fund found on page 83 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.8%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	6.9%
Premier Disciplined Value (Babson Capital)	6.5%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.6%

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective August 24, 2012, the name of the Indexed Equity Fund will be changed to the MM S&P 500® Index Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the RetireSMARTSM Conservative Fund found on page 5 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	30.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.5%
Select Fundamental Value (Wellington Management)	1.5%
Select Large Cap Value (Davis)	0.2%
Premier Value (OFI Institutional)	0.0%	*
Premier Disciplined Value (Babson Capital)	3.1%
Select Focused Value (Harris)	2.1%
Select Fundamental Growth (Wellington Management)	0.9%
Select Blue Chip Growth (T. Rowe Price)	0.7%
Select Growth Opportunities (Sands Capital/Delaware Management)	0.6%
Premier Disciplined Growth (Babson Capital)	3.0%
Select Mid-Cap Value (NFJ/Systematic)	1.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.0%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.9%
Select Small Company Growth (The Boston Company/Eagle)	0.5%
Oppenheimer Real Estate (OFI)	2.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.1%
Select Overseas (J.P. Morgan/MFS/Harris)	2.5%
Premier International Equity (OFI Institutional)	1.1%
Premier Focused International (Baring)	0.5%
Premier Strategic Emerging Markets (Baring)	2.0%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	67.7%
Premier Money Market (Babson Capital)	0.5%
Premier Short-Duration Bond (Babson Capital)	19.3%
Premier Inflation-Protected and Income (Babson Capital)	8.0%
Premier Core Bond (Babson Capital)	27.5%
Select PIMCO Total Return (PIMCO)	2.2%
Select Strategic Bond (Western Asset)	4.6%
Premier High Yield (Babson Capital)	3.1%
Premier International Bond (Baring)	2.5%

Other Funds	2.5%
Oppenheimer Commodity Strategy Total Return (OFI)	1.9%
Select BlackRock Global Allocation (BlackRock)	0.6%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM Moderate Fund found on page 11 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.1%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	2.5%
Select Fundamental Value (Wellington Management)	3.3%
Select Large Cap Value (Davis)	0.6%
Premier Value (OFI Institutional)	0.0%	*
Premier Disciplined Value (Babson Capital)	5.4%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	1.2%
Select Blue Chip Growth (T. Rowe Price)	1.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	1.9%
Premier Disciplined Growth (Babson Capital)	6.0%
Select Mid-Cap Value (NFJ/Systematic)	3.6%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/ T. Rowe Price/Earnest Partners)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	3.5%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	1.4%
Select Small Company Growth (The Boston Company/Eagle)	1.1%
Oppenheimer Real Estate (OFI)	3.3%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.8%
Select Overseas (J.P. Morgan/MFS/Harris)	6.7%
Premier International Equity (OFI Institutional)	2.3%
Premier Focused International (Baring)	1.1%
Premier Strategic Emerging Markets (Baring)	2.9%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	39.0%
Premier Money Market (Babson Capital)	0.2%
Premier Short-Duration Bond (Babson Capital)	6.5%
Premier Inflation-Protected and Income (Babson Capital)	3.9%
Premier Core Bond (Babson Capital)	21.1%
Select PIMCO Total Return (PIMCO)	1.3%
Select Strategic Bond (Western Asset)	2.2%

Premier High Yield (Babson Capital)	2.5%
Premier International Bond (Baring)	1.3%

Other Funds	4.2%
Oppenheimer Commodity Strategy Total Return (OFI)	3.1%
Select BlackRock Global Allocation (BlackRock)	1.1%

*	Amount is less than 0.1%.

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM Moderate Growth Fund found on page 17 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	79.9%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.0%
Select Fundamental Value (Wellington Management)	5.2%
Select Large Cap Value (Davis)	0.9%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.6%
Select Focused Value (Harris)	2.0%
Select Fundamental Growth (Wellington Management)	2.2%
Select Blue Chip Growth (T. Rowe Price)	2.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	3.3%
Premier Disciplined Growth (Babson Capital)	9.1%
Select Mid-Cap Value (NFJ/Systematic)	4.3%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.2%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	4.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.1%
Select Small Company Growth (The Boston Company/Eagle)	1.8%
Oppenheimer Real Estate (OFI)	3.5%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.7%
Select Overseas (J.P. Morgan/MFS/Harris)	9.3%
Premier International Equity (OFI Institutional)	3.1%
Premier Focused International (Baring)	1.3%
Premier Strategic Emerging Markets (Baring)	3.6%
Oppenheimer Developing Markets Fund (OFI)	0.8%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Short-Duration Bond (Babson Capital)	1.8%
Premier Inflation-Protected and Income (Babson Capital)	0.9%
Premier Core Bond (Babson Capital)	8.5%
Select PIMCO Total Return (PIMCO)	0.8%
Select Strategic Bond (Western Asset)	1.0%

Premier High Yield (Babson Capital)	1.4%
Premier International Bond (Baring)	0.9%

Other Funds	4.8%
Oppenheimer Commodity Strategy Total Return (OFI)	3.7%
Select BlackRock Global Allocation (BlackRock)	1.1%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM Growth Fund found on page 23 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.7%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	5.2%
Select Fundamental Value (Wellington Management)	6.9%
Select Large Cap Value (Davis)	1.4%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	7.3%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	2.7%
Select Blue Chip Growth (T. Rowe Price)	4.0%
Select Growth Opportunities (Sands Capital/Delaware Management)	4.1%
Premier Disciplined Growth (Babson Capital)	9.8%
Select Mid-Cap Value (NFJ/Systematic)	5.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	3.1%
Select Small Company Value (Federated Clover/ T. Rowe Price/Earnest Partners)	1.9%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	5.1%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.3%
Select Small Company Growth (The Boston Company/Eagle)	2.0%
Oppenheimer Real Estate (OFI)	4.0%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	4.7%
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%
Premier International Equity (OFI Institutional)	3.4%
Premier Focused International (Baring)	1.7%
Premier Strategic Emerging Markets (Baring)	4.6%
Oppenheimer Developing Markets Fund (OFI)	0.7%

Fixed Income & Short Term/Money Market Funds	3.1%
Premier Short-Duration Bond (Babson Capital)	0.3%
Premier Inflation-Protected and Income (Babson Capital)	0.2%
Premier Core Bond (Babson Capital)	1.1%
Select PIMCO Total Return (PIMCO)	0.1%
Select Strategic Bond (Western Asset)	0.5%
Premier High Yield (Babson Capital)	0.5%

Premier International Bond (Baring)	0.4%

Other Funds	4.1%
Oppenheimer Commodity Strategy Total Return (OFI)	4.0%
Select BlackRock Global Allocation (BlackRock)	0.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM In Retirement Fund found on page 29 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	33.7%

Fixed Income & Short Term/Money Market Funds	64.1%
Premier Short-Duration Bond (Babson Capital)	20.5%
Premier Inflation-Protected and Income (Babson Capital)	11.3%
Premier Core Bond (Babson Capital)	20.2%

Other Funds	2.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM2010 Fund found on page 35 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	46.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.2%

Fixed Income & Short Term/Money Market Funds	51.1%
Premier Short-Duration Bond (Babson Capital)	12.3%
Premier Inflation-Protected and Income (Babson Capital)	8.6%
Premier Core Bond (Babson Capital)	18.8%

Other Funds	2.4%

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MassMutual RetireSMART 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM2015 Fund found on page 41 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	57.4%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.3%

Fixed Income & Short Term/Money Market Funds	39.8%
Premier Short-Duration Bond (Babson Capital)	7.1%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	15.3%

Other Funds	2.8%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM2020 Fund found on page 47 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	68.2%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	7.7%
Premier Disciplined Value (Babson Capital)	7.1%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.5%

Fixed Income & Short Term/Money Market Funds	28.9%
Premier Core Bond (Babson Capital)	10.9%

Other Funds	2.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM2025 Fund found on page 53 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	76.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%

Fixed Income & Short Term/Money Market Funds	19.9%
Premier Core Bond Fund (Babson Capital)	6.5%

Other Funds	3.5%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM2030 Fund found on page 59 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	81.4%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.9%
Premier Disciplined Growth (Babson Capital)	7.2%
Premier Disciplined Value (Babson Capital)	6.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%

Fixed Income & Short Term/Money Market Funds	15.3%
Premier Core Bond Fund (Babson Capital)	5.3%

Other Funds	3.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM2035 Fund found on page 65 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.5%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.2%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	11.9%

Other Funds	3.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM2040 Fund found on page 71 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.2%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.4%
Premier Disciplined Growth (Babson Capital)	7.1%
Premier Disciplined Value (Babson Capital)	6.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	10.4%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM2045 Fund found on page 77 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.7%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	7.0%
Premier Disciplined Value (Babson Capital)	6.7%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.7%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

The following information replaces similar information for the RetireSMARTSM2050 Fund found on page 83 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of July 18, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.8%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Disciplined Growth (Babson Capital)	6.9%
Premier Disciplined Value (Babson Capital)	6.5%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.7%

Fixed Income & Short Term/Money Market Funds	4.6%

Other Funds	3.6%

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MassMutual Select Indexed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective August 24, 2012, the name of the Indexed Equity Fund will be changed to the MM S&P 500® Index Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 1, 2012